DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Asia Entertainment & Resources Ltd.
Entity Central Index Key	0001417754
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	aerl
Entity Common Stock, Shares Outstanding	38,804,064
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and Cash Equivalents	$ 16,718,565	$ 13,843,622
Accounts Receivable, Net	1,240,142	10,802,582
Markers Receivable	240,131,089	120,140,393
Prepaid Expenses and Other Assets	292,559	152,869
Total Current Assets	258,382,355	144,939,466
Intangible Assets (net of accumulated amortization of $5,902,419 and $842,712 at December 31, 2011 and 2010, respectively)	54,983,937	60,110,307
Goodwill	14,992,009	15,008,424
Property and Equipment (net of accumulated depreciation of $1,101 and $0 at December 31, 2011 and 2010, respectively)	26,855	0
Other Assets	22,158	0
TOTAL ASSETS	328,407,314	220,058,197
LIABILITIES AND SHAREHOLDERS' EQUITY
Lines of Credit Payable	46,270,563	11,840,640
Accrued Expenses	16,157,439	10,815,135
Payable-King's Gaming Acquisition, current portion	12,057,600	12,835,395
Loan Payable, Shareholders, current	2,641,619	61,066,220
Total Current Liabilities	77,127,221	96,557,390
Loan Payable, Shareholders	60,000,000	0
Long-term Payable-King's Gaming Acquisition, net of current portion	32,492,985	38,022,169
Total Liabilities	169,620,206	134,579,559
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Preferred Shares, $0.0001 par value Authorized 1,150,000 shares; none issued	0	0
Ordinary Shares, $0.0001 par value Authorized 200,000,000 shares; issued and outstanding 38,804,064 at December 31, 2011 and 22,544,064 at December 31, 2010	3,881	2,255
Additional Paid-in Capital	52,581,098	52,581,098
Retained Earnings	106,308,297	32,936,819
Accumulated Comprehensive Loss	(106,168)	(41,534)
Total Shareholders' Equity	158,787,108	85,478,638
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 328,407,314	$ 220,058,197

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accumulated amortization	$ 5,902,419	$ 842,712
Accumulated depreciation	$ 1,101	$ 0
Preferred Stock, Par Value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	1,150,000	1,150,000
Common Stock, Par value (in dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Shares, Issued	38,804,064	22,544,064
Common Stock, Shares, Outstanding	38,804,064	22,544,064

CONSOLIDATED AND COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from VIP Gaming Operations	$ 250,575,452	$ 127,036,361	$ 60,479,937	[1]
Expenses
- Commission to Agents	155,968,504	76,607,712	39,146,410	[1]
- Selling, General and Administrative Expenses	16,550,387	11,246,938	5,271,322	[1]
- Special Rolling Tax	1,993,208	1,042,400	516,742	[1]
- Amortization of Intangible Assets	5,058,204	843,061	0	[1]
Total Expenses	179,570,303	89,740,111	44,934,474	[1]
Operating income including pre-acquisition profit before change in fair value of contingent consideration	71,005,149	37,296,250	15,545,463	[1]
Prior Owners' Interest in Pre-Acquisition Profit	0	(4,329,385)	(15,563,968)	[1]
Operating income attributable to ordinary shareholders before change in fair value of contingent consideration	71,005,149	32,966,865	(18,505)	[1]
Change in fair value of contingent consideration for the acquisition of King's Gaming	6,248,361	0	0	[1],[2]
Net Income (Loss) Attributable to Ordinary Shareholders	77,253,510	32,966,865	(18,505)	[1],[2]
Comprehensive Loss
Foreign Currency - Translation Adjustment	(64,634)	(41,534)	0	[1]
Total Comprehensive Income (Loss)	$ 77,188,876	$ 32,925,331	$ (18,505)	[1]
Net Income Per Share
Basic (in dollars per share)	$ 2.07	$ 2.33	$ 0	[1]
Diluted (in dollars per share)	$ 2	$ 1.88	$ 0	[1]
Weighted Average Shares Outstanding
Basic (in shares)	37,371,426	14,177,408	10,350,000	[1]
Diluted (in shares)	38,691,186	17,571,255	10,350,000	[1]

[1]	Represents the combined statements of operations of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.
[2]	Represents the combined statement of cash flows of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.

CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' AND OWNERS' EQUITY (DEFICIT) (USD $)		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Owners Equity (Deficit) Pre Acquisition [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2008	[1]	$ 1,035	$ 11,788	$ (11,541)	$ 2,800,965	$ 0	$ 2,802,247
Balances (in shares) at Dec. 31, 2008	[1]	10,350,000
Net distributions to owner		0	0	0	(19,868,463)	0	(19,868,463)
Other comprehensive loss		0	0	0	(4,399)	0	(4,399)
Net income Promoter Companies		0	0	0	15,563,968	0	15,563,968
Net income (loss)		0	0	(18,505)	0	0	(18,505)	[2],[3]
Foreign currency translation adjustment	[3]						0
Balances at Dec. 31, 2009	[1]	1,035	11,788	(30,046)	(1,507,929)	0	(1,525,152)
Balances (in shares) at Dec. 31, 2009	[1]	10,350,000
Shares effectively issued to former shareholders as part of the recapitalization		220	451,824	0	0	0	452,044
Shares effectively issued to former shareholders as part of the recapitalization (in shares)		2,195,224
Capital contribution by shareholders		0	0	0	1,507,929	0	1,507,929
Ordinary shares issued in May 2010 for cash at $9.50 per share		6	569,994	0	0	0	570,000
Ordinary shares issued in May 2010 for cash at $9.50 per share (in shares)		60,000
Ordinary shares issued for exercise of warrants at $5.00 per share		710	35,478,240	0	0	0	35,478,950
Ordinary shares issued for exercise of warrants at $5.00 per share (in shares)		7,095,790
Ordinary shares issued for cash-less exercise of warrants		134	(134)	0	0	0	0
Ordinary shares issued for cash-less exercise of warrants (in shares)		1,343,050
Cash paid for warrants expired unexercised		0	(40,464)	0	0	0	(40,464)
Ordinary shares issued in acquisition		150	16,109,850	0	0	0	16,110,000
Ordinary shares issued in acquisition (in shares)		1,500,000
Net income (loss)		0	0	32,966,865	0	0	32,966,865
Foreign currency translation adjustment		0	0	0	0	(41,534)	(41,534)
Balances at Dec. 31, 2010		2,255	52,581,098	32,936,819	0	(41,534)	85,478,638
Balances (in shares) at Dec. 31, 2010		22,544,064
Incentive shares issued for 2010 net income target		1,205	0	(1,205)	0	0	0
Incentive shares issued for 2010 net income target (in shares)		12,050,000
Incentive shares issued for filing of 2010 Form 20-F		421	0	(421)	0	0	0
Incentive shares issued for filing of 2010 Form 20-F (in shares)		4,210,000
Declared dividend paid		0	0	(3,880,406)	0	0	(3,880,406)
Net income (loss)		0	0	77,253,510	0	0	77,253,510
Foreign currency translation adjustment		0	0	0	0	(64,634)	(64,634)
Balances at Dec. 31, 2011		$ 3,881	$ 52,581,098	$ 106,308,297	$ 0	$ (106,168)	$ 158,787,108
Balances (in shares) at Dec. 31, 2011		38,804,064

[1]	Represents the combined changes in shareholders' equity (deficit) of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.
[2]	Represents the combined statement of cash flows of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.
[3]	Represents the combined statements of operations of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.

CONSOLIDATED AND COMBINED STATEMENT OF CHANGES IN SHAREHOLDERS' AND OWNERS' EQUITY DEFICIT[Parenthetical] (USD $)	12 Months Ended
Dec. 31, 2010
Ordinary shares issued (In dollars per share)	$ 9.5
Warrants, Exercise price (In dollars per share)	5

CONSOLIDATED AND COMBINED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Cash flows provided by (used in) operating activities
Net income (loss) Attributable to Ordinary Shareholders including pre-acquisition profit	$ 77,253,510	$ 32,966,865		$ (18,505)	[1],[2]
Adjustments to reconcile net income (loss) attributable to ordinary shareholders to net cash provided by (used in) operating activities
Amortization of intangible assets	5,058,204	843,061		0	[1]
Change in fair value of contingent consideration for the acquisition of King's Gaming	(6,248,361)	0		0	[1],[2]
Depreciation	1,101
Accounts Receivable	9,557,858	(6,446,270)		(1,316,137)	[1]
Markers Receivable	(119,933,203)	(120,140,393)		0	[1]
Advance to Owner pre-acquisition	0	1,547,668		24,957	[1]
Prepaid Expenses and Other Assets	(161,770)	(127,826)		2,103,006	[1]
Lines of Credit Payable	34,413,426	9,247,096		1,045,876	[1]
Accrued Expenses	5,339,744	5,658,314		2,029,884	[1]
Net cash provided by (used in) operating activities	5,280,509	(76,451,485)		3,869,081	[1]
Cash flows used in investing activities
Purchase of property and equipment	(27,956)	0		0	[1]
Cash paid for acquisition	0	(9,028,590)		0	[1]
Net cash used in investing activities	(27,956)	(9,028,590)		0	[1]
Cash flows (used in) provided by financing activities
Ordinary shares issued for cash	0	36,048,950		0	[1]
Cash dividends paid	(3,880,406)	0		0	[1]
Redemption of warrants for cash	0	(40,464)		0	[1]
Net distribution to prior owners of interest in pre-acquisition profit	0	0		(4,304,495)	[1]
Shareholder loans, net	1,574,644	62,549,192		0	[1]
Subscription receivable collected	0	0		1,282	[1]
Proceeds from merger	0	452,044		0	[1]
Net cash (used in) provided by financing activities	(2,305,762)	99,009,722		(4,303,213)	[1]
Net increase (decrease) in cash and cash equivalents	2,946,791	13,529,647		(434,132)	[1]
Effect of foreign currency translation on cash	(71,848)	(7,172)		(4,399)	[1]
Cash and cash equivalents at beginning of period	13,843,622	321,147	[1]	759,678	[1]
Cash and cash equivalents at end of period	16,718,565	13,843,622		321,147	[1]
Non-cash Investing Activities
Estimated payable for King's acquisition	0	50,857,564		0	[1]
Ordinary shares issued for acquisition	0	16,110,000		0	[1]
Non-cash Financing Activities
Notes issued for shareholder loans	60,000,000	0		0	[1]
Capital contributed by shareholders offset to Shareholder loans payable	$ 0	$ 1,507,929		$ 0	[1]

[1]	Represents the combined statement of cash flows of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.
[2]	Represents the combined statements of operations of AGRL, its subsidiaries and VIP Gaming Promoters, the Accounting Acquirer.

Organization and Business of Companies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]

Note 1 – Organization and Business of Companies

 Asia Entertainment & Resources Ltd. (formerly CS China Acquisition Corp.) ("AERL" or the “Company”) was incorporated in the Cayman Islands on September 24, 2007 as a blank check company whose objective was to acquire, through a share exchange, asset acquisition or other similar business combination, an operating business, or control of such operating business through contractual arrangements, that has its principal operations located in People’s Republic of China (“PRC”, “China”).

On October 6, 2009, AERL entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with Asia Gaming & Resort Limited and its wholly owned subsidiaries, (collectively “AGRL”) and Spring Fortune Investments Ltd (“Spring Fortune”) that provided for the acquisition by AERL from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement, and AGRL became a wholly owned subsidiary of AERL, as discussed in Note 9.  The operations of the AGRL's Promoter Companies are based in Macau, and are subject to Macau jurisdiction. The Company operates a gaming promotion business in VIP rooms located in hotels and casinos in Macau.

The acquisition has been accounted for as a “reverse merger” and recapitalization since the shareholder of AGRL (i) owns a majority of the outstanding ordinary shares of AERL, par value $0.0001 (the “Ordinary Shares”) immediately following the completion of the transaction, and (ii) has significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and AGRL’s senior management dominates the management of the combined entity immediately following the completion of the transaction in accordance with the provision of Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 805 "Business Combinations". Accordingly, AGRL is deemed the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of AGRL. Accordingly, the assets and liabilities and the historical operations that are reflected in the financial statements are those of AGRL and its VIP gaming promoters (sometimes referred to as “The Promoter Companies”) and are recorded at the historical cost basis of AGRL and the VIP gaming promoters. AERL’s assets, liabilities and results of operations are consolidated with the assets, liabilities and results of operations of AGRL, its subsidiaries and the Promoter Companies subsequent to the acquisition.

AERL, its subsidiaries (including AGRL) and the VIP gaming promoters are collectively referred to as the "Group".

Upon the closing of the acquisition of AGRL by AERL, the Promoter Companies became variable interest entities (‘‘VIEs’’) of the subsidiaries of AGRL, which are the primary beneficiaries of the operations of the Promoter Companies through the profit interest agreements which were entered into on February 2, 2010 and agreements subsequent to that date.

On November 10, 2010, the Company entered into an agreement to acquire the right to 100% of the profit derived by King's Gaming Promotion Limited (“King's Gaming”) from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau as discussed in Note 10.

On May 15, 2011 the Company opened a new VIP gaming room at Galaxy Resort Macau located in Cotai, Macau.

On June 16, 2011, the Company closed the VIP gaming room at the MGM Grand Hotel and Casino in Macau.

Current Macau laws do not allow non-Macau companies, such as AERL, to directly operate a gaming promotion business in Macau.   Consequently, AERL’s gaming promotion business is operated through a series of contractual arrangements, including profit interest agreements that enable the AGRL subsidiaries to receive substantially all of the economic benefits of the Promoter Companies and for AGRL to exercise effective control over the Promoter Companies.

Management’s determination of the appropriate accounting method with respect to the AGRL variable interest entities is based on FASB ASC Topic 810, “Consolidation of Variable Interest Entities". AGRL consolidates the VIEs because the equity investors in the Promoter Companies do not have the characteristics of a controlling financial interest and AERL through AGRL is the primary beneficiary and will disclose significant variable interests in VIEs of which it is not the primary beneficiary, if any.

In accordance with FASB ASC Topic 810 "Consolidations", the operations of the Promoter Companies are consolidated with those of AERL for all periods subsequent to the closing of the acquisition of AGRL by AERL. Prior to the closing of the acquisitions, all revenue and expenses of the Promoter Companies has been attributed to the former beneficiaries of the VIEs and has been disclosed as the prior owners' interest in pre-acquisition profit and has reduced income available to the ordinary shareholders.

AGRL Business

The following are the 100% owned subsidiaries of AGRL, which have relationships with the Promoter Companies (effective February 2, 2010 and agreements subsequent to that date).

Macau Operations

Foxhill Group Limited (‘‘Foxhill’’) was incorporated in the British Virgin Islands on February 15, 2007. The main asset of Foxhill is the right to 100% of the profit derived by Iao Pou Gaming Promotion Limited (“Iao Pou”) from the promotion of the Iao Kun VIP Room at the MGM Grand Hotel and Casino in Macau, pursuant to the profit interest agreement between Foxhill and Iao Pou.  Effective June 16, 2011, Iao Pou closed the VIP gaming room at the MGM Grand Hotel and Casino in Macau, to allow the Group to focus its resources at its other three VIP gaming rooms.

Kasino Fortune Investments Limited (“Kasino Fortune”) was incorporated on February 16, 2007.  The main asset of Kasino Fortune is the right to 100% of the profit derived by Sang Heng Gaming Promotion Company Limited (“Sang Heng”) from the promotion of the Iao Kun VIP Room at the Star World Grand Hotel and Casino in Macau, pursuant to the profit interest agreement between Kasino Fortune and Sang Heng.  From May 15, 2011 to July 1, 2011, Sang Heng operated a second VIP gaming room at the new Galaxy Resort Macau, which was subsequently transferred to Sang Lung Gaming Promotion Company Limited ("Sang Lung") effective July 1, 2011.

Billion Boom International Limited ("Billion Boom") was incorporated on November 1, 2007.  The main asset of Billion Boom is the right to 100% of the profit derived by King's Gaming from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau, pursuant to the profit interest agreement between Billion Boom and King's Gaming.

Super Number Limited ("Super Number") was incorporated on April 11, 2011.  The main asset of Super Number is the right to 100% of the profit derived by Sang Lung from the promotion of the Iao Kun VIP Room at the Galaxy Macau Resort in Macau, pursuant to the profit interest agreement between Super Number and Sang Lung effective July 1, 2011.

During the year ended December 31, 2010, AGRL established AERL Company Limited (Macau) to perform certain executive management functions for the Promoter Companies.

Other Operations

Well Mount International Limited (“Well Mount”) was incorporated on November 1, 2007.  The main asset of Well Mount is the right to 100% of the profit derived by Doowell Limited (“Doowell”) from the promotion of the VIP gaming room at T.H.E. Hotel and Casino in Jeju the Republic of Korea, pursuant to the profit interest agreement between Well Mount and Doowell. The VIP gaming room at T.H.E. Hotel and Casino is currently not operating and both Well Mount and Doowell are presently inactive.

On November 14, 2009, Link Bond International Limited (“Link Bond”),  entered into a profit interest agreement with Champion Lion Limited (“Champion Lion”) relating to 100% of the profit derived by Champion Lion from the promotion of the VIP gaming room at the Unicorn Hyatt Regency Casino in Jeju the Republic of Korea. However, management has delayed the proposed expansion in Jeju due to the continued strength of the Macau VIP gaming market, and currently intends to increase its operations in Macau.

Profit Interest Agreements

Each Promoter Company has entered into an agreement with the Casino Operators and license holders to promote a VIP gaming room in the respective casino.  These agreements provide that the Promoter Company receives a commission or share in the net win/loss of the VIP gaming room.  Current Macau laws do not allow non-Macau companies, such as AERL, to directly operate a gaming promotion business in Macau.  Consequently, the Promoter Company enters into a profit interest agreement with a subsidiary of AGRL, providing for the assignment to the AGRL subsidiary of 100% of the profits derived by the Promoter Company from its promotion of the VIP gaming room.  The manner of calculation of the profit is set out in an exhibit to the profit interest agreement.  The profit interest agreements do not have expiration dates and continue conterminously with the operation of the respective VIP gaming rooms.

In addition to the assignment of the profit interest, each profit interest agreement provides that the VIP gaming promoter will not terminate its underlying agreement with the casino without AERL's consent and that it will at all times maintain all licenses, agreements and other permissions it requires to perform its obligations pursuant to such agreement.

In connection with the profit interest agreements, Messrs Lam Man Pou (Mr. Lam) (Chairman and Director of AERL and principal stockholder of AERL) and Vong Hon Kun (Mr. Vong) (Chief Operating Officer and Director of AERL) have agreed to make loans to AGRL for use by AGRL for working capital and to make loans to AGRL’s VIP gaming promoters of not less than $45,000,000. Prior to amendments made on April 18, 2011 (see Note 8), the funding commitment terminated at the end of the fiscal quarter that AGRL’s working capital was not less than $100,000,000, exclusive of any working capital provided by Messrs. Lam and Vong.  Messrs. Lam and Vong will also guarantee to AGRL the repayment of the loans made by AGRL to the VIP gaming promoters.  As amended on April 18, 2011 $60,000,000 of the loans owing to Messrs. Lam and Vong were converted into two $30,000,000 interest-free notes ($60,000,000 in the aggregate), expiring in April 2014, which are convertible into ordinary shares at a price of $20 per share at the option of the holder and callable at the Company's option at $20 per share if the closing price of its ordinary shares for any ten consecutive trading days exceeds $25 (see Note 8).

VIP Gaming Promoter Agreements

Sang Heng’s Gaming Representative (VIP Room Promoter) Agreement dated as of February 1, 2008 entered into between Galaxy Casino, S.A., and Sang Heng allowed for the sharing of profits as a gaming representative of Iao Kun VIP Room in Star World Hotel and Casino in Macau for the period from November 30, 2007 to December 31, 2008. Pursuant to an agreement in October 2009, both parties agreed that Sang Heng should be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on November 1, 2009. The agreement must be renewed annually.

King’s Gaming’s Gaming Representative (VIP Room Promoter) Agreement was entered into in  July 2008 between Venetian Macau S.A. and King's Gaming which allowed for the sharing of profits as a gaming representative of Wenzhou VIP Room in Venetian Hotel and Casino in Macau for the period ended December 31, 2008. The agreement was renewed in January 2009 for the period from January 1, 2009 to December 31, 2009. Pursuant to an agreement in September 2009, both parties agreed that King's Gaming should be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on November 1, 2009. The agreement automatically renews annually.

Sang Lung’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 24, 2011 entered into between Galaxy Casino, S.A., and Sang Lung allowed for Sang Lung to be compensated in accordance with Order no. 83/2009, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip turnover. The agreement became effective on July 1, 2011. The agreement is expected to be renewed annually.

Iao Pou’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 22, 2009 entered into between MGM Grand Hotel and Casino in Macau and Iao Pou allows for the sharing of profits as a Gaming Promoter of Iao Kun VIP Room in the MGM Grand Hotel and Casino in Macau for the period from June 22, 2009 to March 31, 2010. A new agreement was entered into on November 9, 2009 and was automatically renewed on January 1 for a one year period.  The Group closed the Iao Kun VIP Room on June 16, 2011 to focus its resources at its three other VIP gaming rooms and the Agreement was terminated.

Spring’s (as defined under “Operations of Promoter Companies” below) Gaming Representative (VIP Room Promoter) Agreement dated as of February 1, 2008 entered between Galaxy Casino, S.A., and Spring allowed for the sharing of profits as a gaming representative of Spring VIP Room in Grand Waldo Hotel and Casino for the period from August 9, 2007 to December 31, 2008. The agreement was renewed on March 29, 2009 for the period from January 1, 2009 to December 31, 2009.  The agreement was terminated effective May 30, 2009, when the Spring VIP Room was closed.

Doowell’s Gaming Promotion (VIP Room Promoter) Agreement dated as of January 18, 2008 entered between Gillmann Investments Asia, Ltd (“GIA”) and Doowell allows for the sharing of profits as a gaming promoter of a VIP gaming room in the Nam Seoul Plaza Hotel and Casino (now called T.H.E. Hotel and Casino) located on Jeju. The Doowell Agreement no longer in effect and Doowell is inactive.

Operations of Promoter Companies

VIP gaming rooms are well appointed suites generally located within a large casino and serve the purpose of providing luxury accommodations and privacy exclusively for the high-tier gaming patrons.

The following is a summary of the VIP gaming promoters and their predecessors:

Macau Promoter Companies

Sang Heng was a sole proprietorship, owned by Mr. Lam.  The operations of Sang Heng VIP Room were to promote a VIP gaming room at the Grand Waldo Hotel and Casino located on the Cotai in Macau. Sang Heng VIP Room was licensed by the Macau SAR as a gaming promoter to promote the VIP gaming room and commenced operation on May 22, 2006.  It operated until August 8, 2007, at which point the operations were transferred to Sang Heng, which continued to promote the Sang Heng VIP Room. In December 2007, Sang Heng relocated the operations of the VIP gaming room at the Grand Waldo Hotel and Casino to the Iao Kun VIP Room at the Star World Hotel and Casino, located in downtown Macau.

Spring VIP Room was a sole proprietorship, owned by Mr. Lam.  The operations of Spring VIP Room were to promote a VIP gaming room at the Grand Waldo Hotel and Casino located on the Cotai in Macau. Spring VIP Room was licensed by the Macau SAR as a gaming promoter to promote the VIP gaming room and commenced operation on May 25, 2006. It operated until August 8, 2007, at which point the operations were transferred to Spring Gaming Promotion Company Limited (“Spring”), which continued to promote the Spring VIP Room until May 30, 2009. In June 2009, the operations of the Spring VIP Room at the Grand Waldo and Casino were relocated to the Iao Kun VIP Room at the MGM Grand Hotel and Casino, located in downtown Macau.

At the request of Galaxy S.A., the primary concessionaire for Star World Hotel and Casino, Mr. Lam and Mr. Zheng Anting (former Operating Officer and shareholder of the Company) incorporated Iao Pou in Macau SAR, with Mr. Zheng as the major shareholder and promotion license holder, to promote the MGM Grand Hotel and Casino Iao Kun VIP Room located in downtown Macau. Iao Pou is licensed by the Macau SAR as a gaming promoter to promote the VIP gaming room. The Group closed the Iao Kun VIP Room on June 16, 2011 to focus its resources at its three other VIP gaming rooms.

King’s Gaming was incorporated in Macau on April 15, 2008, owned by Mr. Mok Chi Hung ("Mr. Mok") and Mr. Wong Hon Meng ("Mr. Wong"), who collectively own 100% of the equity interests of King's Gaming. Mr. Wong is the brother of Mr. Vong. Mr. Wong owns 4% of the equity interests of King's Gaming.  The operations of King’s Gaming are to promote the Wenzhou VIP Room at the Venetian Hotel and Casino located on the Cotai in Macau. King's Gaming was licensed by the Macau SAR as a gaming promoter to promote the VIP gaming room and commenced operation in September 2008.

Sang Lung was incorporated in Macau on March 28, 2011, owned by Mr. Lam and Mr. Vong, who collectively own 100% of the equity interests of Sang Lung.  The operations of Sang Lung are to promote the Iao Kun VIP Room at the Galaxy Macau Resort located on the Cotai in Macau. Sang Lung was licensed on June 3, 2011 by the Macau SAR as a gaming promoter to promote the VIP gaming room and commenced operation on July 1, 2011. Prior to July 1, 2011 the VIP gaming room was promoted by Sang Heng.

Other Promoter Companies

Doowell is a British Virgin Islands limited company incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004), owned by Mr. Lam. Doowell promoted the Iao Kun VIP Room at T.H.E. Hotel and Casino (formerly Nam Seoul Plaza Hotel and Casino), a luxury hotel located in Jeju. T.H.E. Hotel and Casino had a trial opening in May 2008.  Doowell had limited activity during 2009 and no activity during 2010 and 2011. The Company is delaying its proposed expansion in Jeju because the continued strength of the Macau VIP gaming market makes it desirable to continue to increase its efforts there. Also, the favorable risk/reward of the commission model in Macau offers more stability than the capital risk of the win/loss split model used in Jeju. Management is evaluating the continuation of operations.

Champion Lion is a British Virgin Islands limited company incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004), owned by Mr. Vong  and Leong Siak Hung (Chief Executive Officer and Director of AERL). Champion Lion was established to promote the VIP gaming room at the Unicorn Hyatt Regency Casino, a luxury hotel located on Jeju.  Champion Lion has had no activity since incorporation.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

 Note 2 — Summary of Significant Accounting Policies

Principles of Consolidation and Combination

The operations of the Promoter Companies are consolidated with those of AGRL and its wholly owned subsidiaries and AERL as of December 31, 2011 and 2010 and for the years ended December 31, 2011, 2010, and 2009 and intercompany transactions and account balances have been eliminated. Unless otherwise indicated all currency amounts are in United States Dollars.

Fiscal Year End

The fiscal year end of the Company is December 31.

Use of Estimates

The preparation of the consolidated/combined financial statements in conformity with accounting principles generally accepted in the United States of America requires the management to make estimates and judgments that affect the reported amounts of assets and liabilities, revenues and expenses, and related disclosures of contingent assets and liabilities. These estimates and judgments are based on historical information, information that is currently available to the management and on various other assumptions that the management believes to be reasonable under the circumstances. The Company has made significant estimates of the contingent purchase price due for the King's Gaming acquisition in these consolidated financial statements. Actual results could vary from those estimates.

Revenue Recognition

Revenue from VIP gaming room operations is recorded monthly based upon the Promoter Companies’ share of the net gaming wins or as a percentage of non-negotiable chips wagered in VIP gaming rooms. The amounts due to the Promoter Companies are calculated and reported by the Casino Operators on a monthly basis, usually within two days of the month end.

In accordance with long standing industry practice in Macau, the Promoter Companies’ operations in Grand Waldo Hotel and Casino, Star World Hotel and Casino and MGM Grand Hotel and Casino had similar win and loss sharing arrangements. Under these arrangements, Sang Heng, Spring and Iao Pou shared in the casino’s VIP gaming room wins or losses from the gaming patrons recruited by the Promoter Companies. Typically, wins and losses are allocated as 40.25% to 45% of net gaming wins on a pre-gaming tax basis. The Promoter Company may or the Casino Operators may adjust these arrangements with adequate notice and agreement by both parties to the arrangement.

Additionally, the Promoter Companies earn revenues based upon percentages of non-negotiable chips wagered in the VIP gaming rooms (typically 0.05%), which is available to offset costs incurred for accommodations, food and beverage and other services furnished to VIP gaming room patrons without charge and is included in gross revenues and then deducted as promotional allowances as incurred.  These revenues are recorded as fees and incentive revenues in the accompanying consolidated/combined statements of operations.

In July 2009, all concessionaires and sub-concessionaires entered into an agreement to cap gaming promoter commissions. Under this agreement, commission payments to gaming promoters cannot exceed 1.25% of rolling chip volumes regardless of the commission structure adopted. As a result of the amendments made to Administrative Regulation No. 6/2002 by Administrative Regulation 27/2009 dated August 10, 2009, the Secretary of Economy and Finance of the Macau SAR now has the authority to issue a dispatch implementing the 1.25% gaming promoter commission cap, as agreed between all concessionaires and sub-concessionaires.  The amendment sets forth standards for what constitutes a commission to gaming promoters, including all types of payments, either monetary or in specie, that are made to gaming promoters such as food and beverage, hotel and other services and allowances. The amendment also imposes obligations on gaming promoters and Casino Operators to report regularly to the Gaming Inspection and Coordination Bureau of the Macau SAR and imposes fines or other sanctions for noncompliance with the commission cap or the monthly obligations to report and detail the amount of commissions paid to gaming promoters.

Beginning in October 2009, Star World Hotel and Casino agreed to revise the Sang Heng Agreement and removed the win/loss sharing component and replaced it with a commission payable to Sang Heng at a rate of 1.25% of rolling chip turnover.  Management had requested that the MGM Grand Hotel and Casino revise the Iao Pou Agreement to remove the win/loss sharing component and replace it with a commission payable to Iao Pou at a rate of 1.25% of rolling chip turnover.  MGM Grand Hotel and Casino declined the request to allow for fixed commissions.  The Company closed its VIP Room in the MGM Hotel and Casino on June 16, 2011.  The Sang Lung and King’s Gaming arrangements are also based on 1.25% of the rolling chip turnover.  Management believes that this change in the revenue structure will reduce the inherent risk in promoting a VIP gaming room, due to the fluctuation surrounding gaming wins and losses.  The fixed commission revenues will be based only on the amount of rolling chip turnover, rather than the win/loss of the gaming operations.  Total rolling chip turnover in the Group’s VIP gaming rooms was approximately $19,931,385,000, $10,423,462,000, and $5,192,657,000 during the years ended December 31, 2011, 2010, and 2009 respectively.

VIP Gaming Room Cage and Marker Accounting

As of December 31, 2009 and through the period prior to the reverse merger on February 2, 2010, the Promoter Companies did not extend credit to junket agents.  Previously, the operations of the cage, which is where cash, non-negotiable and cash chips transactions and extension of credit occur, were owned by the individual owners of the Promoter Companies.  Subsequent to the acquisition of AGRL by AERL (see Note 9), the operations and extension of credit by the cage became controlled by the Group through the Promoter Companies and Messrs. Lam and Vong assigned the assets of the cage to AERL and its subsidiaries as a loan in the amount of $20,220,000 to enable AERL and its subsidiaries to extend credit to the VIP gaming promoters and not less than $45,000,000 on and after March 31, 2010 and until the agreement is terminated. At December 31, 2011 and December 31, 2010, the loan amounted to $62,641,619 and $61,066,220, respectively.  On April 18, 2011, $60,000,000 of the loans owing to Messrs. Lam and Vong were converted into two $30,000,000 interest-free notes ($60,000,000 in the aggregate), expiring in April 2014, which are convertible into ordinary shares at a price of $20 per share at the option of the holder and callable at the Company's option at $20 per share if the closing price of its ordinary shares for any ten consecutive trading days exceeds $25 (see Note 8).

In the VIP gaming rooms, junket agents primarily purchase non-negotiable chips from the cage either with cash, cash chips, cashier’s order, or markers (short term, non-interest bearing loans). Non-negotiable chips can only be used to make wagers. Winning wagers are paid in cash chips. If the patrons continue to play, they must exchange the cash chips for non-negotiable chips, which is the basis for commissions.  The wager of the non-negotiable chips by the gaming patrons in the VIP gaming room is recorded as rolling chip turnover and provides a basis for measuring VIP gaming room win percentage. It is customary in Macau to measure VIP gaming room play using this rolling chip method.

The law in Macau permits VIP gaming promoters to extend credit to junket agents, who act as patron representatives.

With the completion of the acquisition of AGRL by AERL, the Group, through the Promoter Companies, extends credit to junket agents. A majority of the Group’s consolidated markers receivable are owed by junket agents from Macau and the rest are primarily in Asia. In addition to enforceability issues, the collectability of markers from foreign junket agents is affected by a number of factors including changes in economic conditions in the agents’ home countries.

The Group may not be able to collect all of their markers receivable from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau. To the extent that junket agents of the Group, through the Promoter Companies, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivable because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The Group regularly evaluates the reserve for bad debts based on a specific review of junket agent accounts as well as management’s prior experience with collection trends in the casino industry and current economic and business conditions. Upon the completion of the acquisition, Messrs. Lam and Vong guaranteed all markers receivable; therefore, as of December 31, 2011 and December 31, 2010, management believes that a reserve for bad debts is not deemed necessary. The guarantee of Messrs. Lam and Vong can be offset against the loans provided by them for the working capital. In addition, Mr. Mok has guaranteed the collection of all markers attributable to Mr. Mok and his network of junket agents and collaborators at both King’s Gaming existing VIP gaming room and the Company’s existing and future VIP gaming rooms.

Fair Value of Financial Instruments

FASB ASC Topic 820 “Fair Value Measurements and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value. FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 —	Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.
Level 2 —	Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.
Level 3 —	Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Group's financial instruments, none of which are held for trading purposes, including cash and cash equivalents, accounts receivable, markers receivable, certain other current assets, line of credit  payable, accrued expenses, payable-King’s Gaming acquisition, and loan payable to shareholders, the carrying values of these financial instruments, other than long-term loan payable to shareholders and payable-King’s Gaming acquisition approximate their fair value due to their short maturities.  The carrying value of long-term loan payable to shareholders approximates their fair value since they guarantee the markers receivable.  The payable-King’s Gaming acquisition was initially recognized for the fair value of the acquisition contingent consideration and is adjusted to the fair value at each subsequent reporting date (see Note 10).

Cash and Cash Equivalents

Cash and cash equivalents consist of cash, non-negotiable chips and short-term investments with original maturities of less than 90 days. Such investments are carried at cost, which approximates their fair value. Cash equivalents are placed with high credit quality financial institutions.

Accounts Receivable and Concentration of Credit Risk

Accounts receivable are principally comprised of net gaming revenues, fees and incentives revenues receivable, which do not bear interest and are recorded at amounts due from the Casino Operators.

When deemed necessary, the Group records an allowance for doubtful accounts which represents management’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. Management believes that all outstanding balances are collectible and therefore an allowance has not been established. Although management believes that no allowance is currently necessary, it is possible that the estimated amount of cash collections with respect to accounts receivable could change.

Earnings Per Share

The calculations of earnings per share are computed as follows for the years ended December 31,:

	2011	2010	2009
Numerator:
Net income (loss) attributed to ordinary shareholders for basic and diluted earnings per share	$77,253,510	$32,966,865	$(18,505)
Denominator:
Denominator for basic earnings per share
– Weighted-average Ordinary Shares outstanding during the year	37,371,426	14,177,408	10,350,000
Effect of dilutive securities:
– Weighted average Contingent Ordinary Shares to be Issued for Earnings Incentives	913,194	3,012,500	—
– Weighted average Unit Purchase Option	406,484	381,291	—
– Weighted-average Director shares issuable	82	56	—
Denominator for diluted earnings per share	38,691,186	17,571,255	10,350,000

Basic earnings per share	$2.07	$2.33	$—
Diluted earnings per share	$2.00	$1.88	$—

During the fourth quarter of 2010, the contingent Ordinary Shares of 12,050,000 for the AGRL 2010 earnings incentive were earned and have been included in the basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2011 and have been included in the dilutive earnings per share based on the weighted average shares since the 4th quarter of 2010.

During the fourth quarter of 2011, contingent Ordinary Shares of 2,573,000 and 530,000 for the AGRL 2011 earnings incentive were earned  and have been included in the basic and diluted earnings per share based on the weighted average shares for the 4th quarter of 2011.

During the fourth quarter of 2011, contingent Ordinary Shares of 500,000 and 20,000 for the King’s Gaming 2011 earnings incentive were earned  and have been included in the basic and diluted earnings per share based on the weighted average shares for the 4th quarter of 2011.

4,210,000 Ordinary Shares were to be issued within 30 days of the Company filing its Form 20-F for 2010 (filed on May 6, 2011) and have been included in the basic and diluted earnings per share based on the weighted average shares for the year ended December 31, 2011.

The Company agreed that a portion of the Directors fees be paid in Ordinary Shares which had not been issued pending shareholder approval of its Incentive Plan. The shares are to be issued in January of each year.  A total of 18,796 and 31,604 shares will be issued in 2012 to satisfy this liability and have been included in the basic and diluted earnings per share based on the weighted average shares for the years ended December 31, 2010 and 2011.  A liability of approximately $346,000 and $150,000 is included in accrued expenses at December 31, 2011 and 2010, respectively.

The Company has 1,440,000 dilutive potential Ordinary Shares related to the Underwriter Unit Purchase Option (UPO). The UPO expires in 2013.

Property and Equipment

Property and equipment is stated at cost. Depreciation and amortization is recorded on a straight-line basis over the estimated useful lives of the assets ranging from two to five years, which do not exceed the lease term for leasehold improvements, if applicable.

Goodwill and Other Intangible Assets

The Company amortizes intangible assets over their estimated useful lives unless it is determined their lives to be indefinite. Goodwill and other intangible assets with indefinite lives are not amortized but are subject to tests for impairment at least annually. Management performs impairment tests more frequently than annually if events or circumstances indicate that the value of goodwill or intangible assets with indefinite lives might be impaired.

The following are the useful lives of the respective intangible assets:

Bad Debt Guarantee	5.5 years	Based upon six months after the expiration of the employment agreement

Non-Compete agreement	12.2 years	Based upon the termination date of the casino's license

Profit interest agreement	12.2 years	Based upon the termination date of the casino's license

Indefinite Useful Life Assets

Goodwill is evaluated for possible impairment by comparing the fair value of a business unit with its carrying value, including the goodwill assigned to that business unit. Fair value of a business unit is estimated using a combination of income-based and market-based valuation methodologies. Under the income approach, forecasted cash flows of a business unit are discounted to a present value using a discount rate commensurate with the risks of those cash flows. Under the market approach, the fair value of a business unit is estimated based on the revenues and earnings multiples of a group of comparable public companies and from recent transactions involving comparable companies. An impairment charge is recorded if the carrying value of the goodwill exceeds its implied fair value.  Assets with indefinite useful lives are not subject to amortization and are tested for impairment annually or more frequently if events or circumstances indicate that the assets might be impaired. The impairment test consists of a comparison of the fair value of the asset with its carrying amount. If the carrying amount of the asset exceeds its fair value, an impairment will be recognized in an amount equal to that excess. If the carrying amount of the asset does not exceed the fair value, no impairment is recognized.

Impairment of Long-lived Assets

The Company evaluates when events or circumstances indicate that the carrying amount of long-lived assets to be held and used might not be recoverable, the expected future undiscounted cash flows from the assets are estimated and compared with the carrying amount of the assets. If the sum of the estimated undiscounted cash flows was less than the carrying amount of the assets, an impairment loss would be recorded. The impairment loss would be measured on a location by location basis by comparing the fair value of the asset with its carrying amount. Long-lived assets that are held for disposal are reported at the lower of the assets’ carrying amount or fair value less costs related to the assets’ disposition. No impairment has been recognized.

Advertising Costs

Costs for advertising and marketing are expensed the first time the advertising or marketing takes place or as incurred. Advertising and marketing costs for ongoing operations are included in selling, general and administrative expense.  During the year ended December 31, 2011, the Group incurred advertising expenses of $100,196. The Group did not incur advertising or marketing expenses during the years ended December 31, 2010 and 2009.

Stock-Based Compensation

The Company awards stock and other equity-based instruments to its employee, directors and consultant (collectively "share-based payments"). Compensation cost related to such awards is recorded when earned.  Ordinary Shares are issued to the directors subsequent to year end based on average trading price prior to December 31 each year.  All of the Company's stock-based compensation is based on grants of equity instruments and no liability awards have been granted. All of the Company directors presently receive $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year.  As of December 31, 2011 and 2010, the Company has reserved 31,604 and 18,796 Ordinary Shares for issuance to the Company's directors and key management employees.

In December 2011, shareholders approved the 2011 Omnibus Securities and Incentive Plan (the “Plan”). The purpose of the plan is to assist the Company in attracting, retaining and providing incentives to key management employees and nonemployee directors of, and nonemployee consultants to, the Company and its Affiliates, and to align the interests of such employees, nonemployee directors and nonemployee consultants with those of the Company’s shareholders. The Plan provides for the granting of Distribution Equivalent Rights, Incentive Share Options, Non-Qualified Share Options, Performance Share Awards, Performance Unit Awards, Restricted Share Awards, Restricted Share Unit Awards, Share Appreciation Rights, Tandem Share Appreciation Rights, Unrestricted Share Awards or any combination of the foregoing up to a maximum of 200,000 Ordinary Shares, as may be best suited to the circumstances of the particular Employee, Director or Consultant. To date no shares have been issued.

Foreign Currency

The functional and reporting currency of AERL is in the United States dollar ("US $", "$", “Reporting Currency”).  AGRL’s and the Promoter Companies' functional currency is the Hong Kong Dollar (“HKD $”, “Functional Currency”).  Monetary assets and liabilities denominated in currencies other than the Functional Currency are translated into the Functional Currency at rates of exchange prevailing at the balance sheet dates. Transactions denominated in currencies other than the Functional Currency are translated into the Functional Currency at the exchange rates prevailing at the dates of the transaction.

Exchange gains or losses arising from foreign currency transactions are included in the determination of net income for the respective period.

For financial reporting purposes, the consolidated financial statements of the Group, which are prepared using the Functional Currency, are then translated into the Reporting Currency. Assets and liabilities are translated at the exchange rates at the balance sheet dates and revenue and expenses are translated at the average exchange rates and shareholders' equity is translated at historical exchange rates. Any translation adjustments resulting are not included in determining net income but are included in foreign currency translation adjustment in other comprehensive income, a component of shareholders' equity.

	December 31, 2011	December 31, 2010	December 31, 2009
Period end HK$:US$ exchange rate	$7.78	$7.77	$7.75
Average annual HK$:US$ exchange rate	$7.78	$7.77	$7.75

Comprehensive Income

The Group follows standards for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined as the change in equity of a company during the period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated comprehensive income, as presented on the accompanying consolidated statements of changes in equity, was cumulative foreign currency translation adjustment.

Economic and political risks

The Group’s current operations are conducted in Macau and Hong Kong. Accordingly, the Group’s consolidated financial condition and results of operations may be influenced by the political, economic and legal environment in the PRC and by the general state of the PRC economy.

The Group’s operations in Macau and Hong Kong are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic and legal environment and foreign currency exchange. The Group’s consolidated results may be adversely affected by changes in the political and social conditions in the PRC and by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion, remittances abroad and rates and methods of taxation, among other things.

Income Taxes

Sang Heng, King's Gaming, Spring, Iao Pou and Sang Lung are not subject to Macau Complimentary tax, because, pursuant to the VIP gaming promoter agreements with the Casino Operators, gaming revenue is received net of taxes collected by the Macau SAR paid directly by the Casino Operator on a monthly basis. No provision for Macau Complimentary tax has been made.

As VIP gaming promoters, Sang Heng, King's Gaming, Spring, Iao Pou and Sang Lung are subject to a tax on the amount of non-negotiable chips wagered by gaming patrons in the VIP gaming rooms (“rolling chip turnover”), which is referred to as a “rolling tax”.  The rolling tax is deducted and paid by the Casino Operator on a monthly basis. The rate of rolling tax is 0.01% on the rolling chip turnover of the VIP gaming room and the rolling tax is deducted as a cost of revenues.

Doowell and Champion Lion are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes. Doowell and Champion Lion are not subject to Korean Income tax because all promotion services are performed outside Korea. No provision for Korean Income tax has been made.

AGRL is not subject to Hong Kong profits tax because all operations are performed outside Hong Kong and Hong Kong adopts a territorial tax regime under which only Hong Kong sourced income is subject to the profit tax.

All subsidiaries are incorporated under the BVI Business Companies Act, 2004 (No. 16 of 2004) and are exempted from payment of BVI taxes.

The Company is not incorporated nor does it engage in any trade or business in the United States and is not subject to United States federal income taxes.  The Company did not derive any significant amount of income subject to such taxes after completion of the Share Exchange and accordingly, no relevant tax provision is made in the consolidated statements of operations.

Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent that management concludes it is more likely than not that the assets will not be realized.  Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statements of income in the period that includes the enactment date.

The Company prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2011 and 2010, there were no amounts that had been accrued with respect to uncertain tax positions.

Recently Issued Accounting Pronouncements

In September 2011, the FASB issued Accounting Standards Update (ASU) No. 2011-08, Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment, (“ASU 2011-08”), which amends current guidance to allow a company to first assess qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. The amendment also improves previous guidance by expanding upon the examples of events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.   Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued. The Group does not expect that the adoption of ASU 2011-08 will have a material impact on our consolidated financial statements.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Accounts Receivable Net [Text Block]

Note 3 — Accounts Receivable, Net

Accounts receivable consisted of the following:

	December 31,	December 31,
	2011	2010

Gaming revenues receivable	$1,240,142	$10,802,582

As of December 31, 2011, accounts receivable were due from three Casino Operators.  The accounts receivable from the three casinos at December 31, 2011 were 76%, 20% and 3% of total receivables.  As of December 31, 2010, accounts receivable were due from three Casino Operators.  The accounts receivable from the three casinos at December 31, 2010 were 63%, 19% and 18% of total receivables.

Prior to December 31, 2011, the Promoter Companies received advanced payments totaling $19,791,801, all of which was earned during December 2011.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]

Note 4 — Intangible Assets

Intangible assets as of December 31, 2011 and 2010 consist of the following:

	Balance at				Foreign	Balance at
	January 1,		Amortization	Impairment	Currency	December 31,
	2011	Additions	Expense	Charge	Translation	2011
Amortized intangible assets:

Bad Debt Guarantee	$451,991	$-	$(84,781)	$-	$(521)	$366,689
Non-Compete Agreement	781,450	-	(65,146)	-	(886)	715,418
Profit Interest Agreement	58,876,866	-	(4,908,277)	-	(66,759)	53,901,830

Total amortized intangible assets	$60,110,307	$-	$(5,058,204)	$-	$(68,166)	$54,983,937

Unamortized intangible assets:

Goodwill	$15,008,424	$-	$-	$-	$(16,415)	$14,992,009

	Balance at				Foreign	Balance at
	January 1,		Amortization	Impairment	Currency	December 31,
	2010	Additions	Expense	Charge	Translation	2010
Amortized intangible assets:

Bad Debt Guarantee	$-	$466,116	$(14,131)	$-	$6	$451,991
Non-Compete Agreement	-	792,304	(10,858)	-	4	781,450
Profit Interest Agreement	-	59,694,600	(818,072)	-	338	58,876,866

Total amortized intangible assets	$-	$60,953,020	$(843,061)	$-	$348	$60,110,307

Unamortized intangible assets:

Goodwill	$-	$15,008,424	$-	$-	$-	$15,008,424

Estimated amortization expense of intangibles for the years ending December 31, 2012 through 2016 and thereafter is as follows:

2012	$5,056,275
2013	5,056,275
2014	5,056,275
2015	5,056,275
2016	4,999,776
Thereafter	29,759,061
$54,983,937

Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Note 5 — Property and Equipment

Property and equipment consisted of the following at December 31:

	2011	2010
Office Equipment	$1,502	$-
Furniture and Fixtures	4,400	-
Leasehold Improvements	22,054	-
	27,956	-
Less: Accumulated Depreciation	(1,101)	-
	$26,855	$-

Depreciation expense was $1,101 for year ended December 31, 2011. There was no depreciation expense in prior years.

Lines of Credit Payable	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Line Of Credit Payable [Text Block]

Note 6 — Lines of Credit Payable

Lines of Credit Payable consisted of the following:

	December 31,	December 31,
	2011	2010

Due to Casino Operators (A)	$35,989,109	$11,840,640
Due to Others (B)	10,281,454	-
	$46,270,563	$11,840,640

A-Due to Casino Operators represents an advance of non-negotiable chips to Sang Heng, Sang Lung and King's Gaming and are interest free and renewable monthly, secured by personal guarantees of Messrs. Lam and Vong.

The Casino Operators have extended lines of credit totaling approximately $55,263,000 as of December 31, 2011.  The lines of credit may be exceeded from time to time at the discretion of the Casino Operators.  The lines of credit are guaranteed by Mr. Lam or Mr. Vong and are secured by their personal checks and a deposit paid by Mr. Lam.  Prior to the acquisition of AGRL by AERL, it was the Promoter Companies’ policy not to extend credit to patrons or gaming agents, and as a result, this line of credit was extended to Messrs. Lam and Vong by Sang Heng as an advance and was used by Messrs. Lam and Vong as additional chips to the VIP gaming room cage.  During the period subsequent to the acquisition of AGRL by AERL, all prior advances to Messrs. Lam and Vong were repaid to the Promoter Companies.

B- Due to Others is a temporary advance from a third party. The amount is unsecured and interest free and was repaid on January 1, 2012.

Accrued Expenses	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 7 — Accrued Expenses

Accrued Expenses consist of the following:

	December 31,	December 31,
	2011	2010

Commission payable-Junket Agents	$14,545,733	$9,802,113
Management fee payable-related party (Note 12)	462,665	385,977
Management and Directors' compensation	720,131	286,286
Others	428,910	340,759

	$16,157,439	$10,815,135

Loans Payable, Shareholders	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 8 — Loans Payable, Shareholders

On February 2, 2010, AGRL entered in to an agreement with Messrs. Lam and Vong to provide funding for working capital and to advance funds to the Promoter Companies.  Pursuant to the agreement the loans will be in an amount not less than $19,300,000 on and after February 2, 2010 (the date of the acquisition of AGRL by AERL), not less than $45,000,000 on and after March 31, 2010 and until the agreement is terminated. This funding commitment terminates at the end of the fiscal quarter that AGRL’s working capital is not less than $100,000,000, exclusive of any working capital provided by Messrs. Lam and Vong.  If at any time the balance exceeds the minimum requirement, Messrs. Lam and Vong may request repayment for the excess amount. As of December 31, 2011 and December 31, 2010, the amount of the funding advanced to AGRL by Messrs. Lam and Vong was approximately $62,641,619 and $61,066,220, respectively.  Messrs. Lam and Vong also guarantee to AGRL the repayment of the loans made by AGRL to the Promoter Companies.  Any amounts due to AGRL pursuant to the guaranty provided by Messrs. Lam and Vong may, at AGRL's election, be offset against amounts owing Messrs. Lam and Vong by AGRL pursuant to the agreement.

On April 18, 2011, the terms of the loan agreement were amended and the loan amount totaling $60,000,000 ($30,000,000 each to Messrs. Lam and Vong) was fixed, non-interest bearing and due on April 18, 2014.  Therefore, this portion of the loan amount as of December 31, 2011 has been classified as a long term liability.  In conjunction with the loan amendment, the loans are convertible at the option of the lenders at a rate of $20 per Ordinary Share or an aggregate of 3,000,000 Ordinary Shares.  Additionally, should the closing price of the Ordinary Shares as reported by the Nasdaq Stock Market for any ten (10) consecutive Trading Days following the date of amendment equals or exceeds $25, the Company shall have the right to convert all of the loans at a rate of $20 per Ordinary Shares, or an aggregate of 3,000,000 Ordinary Shares.

Acquisition of AGRL	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]

Note 9 — Acquisition of AGRL

On October 6, 2009, AERL entered into a Stock Purchase Agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with AGRL and Spring Fortune that provided for the acquisition by AERL from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement and AGRL became a wholly owned subsidiary of AERL.

The amendment dated April 18, 2011 increased the amount of the incentive targets from $49,500,000 to $65,000,000 for the year ended December 31, 2011 and from $58,000,000 to $78,000,000 for the year ended December 31, 2012 to receive 2,573,000 incentive shares for each year.  Additionally, the additional incentive target to earn 530,000 Ordinary Shares in 2011 and 2012 was increased from $75,000,000 to $78,000,000 and from $82,500,000 to $94,000,000, respectively.

Additionally, on April 18, 2011, members of management who are also designees of Spring Fortune with respect to ordinary shares issued in connection with the acquisition of AGRL, and were designees of the ordinary shares issued to Spring Fortune upon the filing of the Company's Annual Report on Form 20-F for 2010, entered into lock-up agreements pursuant to which such members of management would be restricted from transferring ordinary shares of the Company. 20% of such shares are released from lock-up each year beginning one year after the execution of the agreement. The following persons and entities had entered into lock-up agreements: Mr. Lam with respect to 2,940,000 ordinary shares, Mr. Vong with respect to 3,940,000 ordinary shares; Legend Global International Limited (whose ordinary shares are deemed to be beneficially owned by Leong Siak Hung, chief executive officer and director) with respect to 16,000 ordinary shares; and Lam Chou In with respect to 2,860,000 ordinary shares. This is an aggregate of 9,756,000 ordinary shares, or 60% of the 16,260,000 ordinary shares issued subsequent to the filing of the Group's Annual Report on Form 20-F for 2010.

The acquisition of AGRL by AERL has been accounted for as a “reverse merger” and recapitalization since Spring Fortune, the former shareholder of AGRL, became the owner of  a majority of the outstanding Ordinary Shares of AERL immediately following the completion of the transaction and has significant influence and the ability to elect or appoint or to remove a majority of the members of the governing body of the combined entity, and AGRL’s senior management dominates the management of the combined entity, Accordingly, AGRL was deemed to be the accounting acquirer in the transaction and, consequently, the transaction is treated as a recapitalization of AGRL. AERL’s assets, liabilities and results of operations were consolidated with the assets, liabilities and results of operations of AGRL after consummation of the acquisition.  For periods after the consummation of the acquisition, the assets and liabilities and the historical operations that are reflected in the consolidated financial statements are those of AGRL and the Promoter Companies and are recorded at their historical cost basis.

Upon closing, AERL acquired all the outstanding capital stock of AGRL from Spring Fortune for a total consideration of 10,350,000 Ordinary Shares of AERL issued to Spring Fortune and its designees and an additional 4,210,000 Ordinary Shares issued upon the filing of AERL’s annual report on Form 20-F for the 2010 fiscal year.  In addition, Spring Fortune is entitled to receive additional Ordinary Shares of AERL stock for each of the years 2011 and 2012 in which AGRL, through the Promoter Companies, meets or exceeds the following net after tax income targets specified for such year in the Agreement (the “Incentive Targets”) as amended:

Year	Incentive Target		Incentive Shares
2011	$	65,000,000 and above	2,573,000
2012	$	78,000,000 and above	2,573,000

As of December 31, 2011 the maximum number of incentive shares that Spring Fortune may receive for achieving Incentive Targets is 17,196,000 (including 12,050,000 earned in 2010). Also, for each of the years 2011 and 2012, AERL will issue an additional 530,000 Ordinary Shares if AGRL has adjusted net income equal to, or greater than, $78 million, and $94 million, respectively, which would amount to an additional 1,060,000 Ordinary Shares to Spring Fortune if all of such targets are achieved.  However, if for any fiscal year through the fiscal year ending December 31, 2012, (i) at the end of any fiscal quarter during such fiscal year, AGRL does not have at least $10,000,000 in cash and cash equivalents (including redeemable chips and receivables from casinos with respect to operations during such fiscal quarter that are received within five (5) days after the end of such fiscal quarter) and (ii) based on the audited financial statements for such fiscal year, positive cash flow from operations, as determined in accordance with U.S. GAAP, Spring Fortune shall not be entitled to receive one-half of the incentive shares it would otherwise be entitled to receive with respect to such fiscal year.  Total incentive shares and additional earnout shares potentially issuable pursuant to the above targets are 18,256,000 (including 12,050,000 earned in 2010).

AGRL achieved the performance target for the year ended December 31, 2010 of net after tax income in excess of $41,800,000 as calculated under US GAAP, pursuant to the Agreement, and 12,050,000 ordinary shares were issued subsequent to the filing of the 2010 annual report on Form 20-F.

AGRL achieved the performance target for the year ended December 31, 2011 of $65,000,000 to earn 2,573,000 Ordinary Shares and the additional incentive target of $78,000,000 to earn 530,000 Ordinary Shares in 2011 pursuant to the Agreement. The shares will be issued subsequent to the filing of the 2011 annual report on Form 20-F.

Additionally, the Company issued 4,210,000 shares as a result of the filing of Form 20-F for the fiscal year ended December 31, 2010 in May of 2011.  The shares are considered to be issued as part of the merger and therefore have been treated as issued for no additional cost or compensation.  The issuance is treated as an increase to Ordinary Shares and a decrease to Retained Earnings of $1,626 to reflect the par value of the Ordinary Shares.  The Company considered indicators to determine if the contingent payments as a result of the reverse merger between AGRL and AERL constituted a form of additional compensation to/or profit sharing with the sellers and concluded they are not to be treated as additional compensation or profit sharing.

Acquisition of King's Gaming Promotion Limited	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Acquisition, Integration, Restructuring and Other Related Costs [Text Block]

Note 10—Acquisition of King’s Gaming Promotion Limited

On November 10, 2010, the Company completed the purchase of the profit interest pursuant to  a Profit Interest Purchase Agreement  (“Purchase Agreement”) with Mr. Mok  and Mr. Wong (together, the “Seller”), to acquire the right to 100% of the profit derived by King’s Gaming, effective November 1, 2010, from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau for an aggregate amount of (i) up to US$36,000,000, of which US$9,000,000 was paid at the closing, and (ii) 1,500,000 Ordinary Shares of the Company (the “Purchase Price”) issued at the closing. The balance of US$27,000,000 of the Purchase Price will be maintained as working capital at the cage of King’s Gaming   (and shall be the sole property of the Company until paid to the Seller in accordance with the terms of the Purchase Agreement) and shall be paid to the Seller in installments of US$9,000,000 (each, an “Installment Payment”), subject to meeting a minimum Gross Profit (as defined below) requirement equal to US$6,150,000 (the “Minimum Gross Profit Requirement”) for each of the three fiscal years following the closing date commencing with fiscal year 2011, which shall be evidenced by the management prepared financial statements of King’s Gaming approved by the Audit Committee of the Company.  In the event King’s Gaming fails to achieve the Minimum Gross Profit Requirement in any of the three fiscal years following the closing date, the Installment Payment shall be reduced by an amount equal to the product of (x) US$9,000,000 and (y) the quotient obtained by dividing (A) the actual Gross Profit for such year, by (B) the Minimum Gross Profit Requirement.

For purposes of the Purchase Agreement, “Gross Profit” means 1.25% of the rolling chip turnover (which means the amount of non-redeemable chips that the Seller’s network of agents purchase from King’s Gaming and the Company’s VIP gaming rooms) attributable to the Seller’s network of gaming agents and collaborators at both King’s Gaming existing VIP gaming room and the Company’s existing and future VIP gaming rooms, after deducting commissions and fees paid to the Seller’s network of gaming agents and collaborators and a fixed management fee of $77,500 per month unless otherwise agreed by the parties.  Revenues from VIP gaming rooms not employing a flat percentage of rolling chip turnover may not account for more than 30% of the rolling chip turnover and to the extent that revenues from such VIP gaming rooms account for more than 30% of the rolling chip turnover, such excess amount shall not be deemed Gross Profit for purposes of the Purchase Agreement.

In addition, as more fully set forth below, the Company shall issue to the Seller (i) up to an aggregate of 1,500,000 Ordinary Shares in the event certain Gross Profit targets are achieved for each of the three years following the closing date (the “Earnout Shares”), (ii) up to an aggregate of 700,000 Ordinary Shares in the event certain Gross Profit targets are achieved for each of the seven years following the third anniversary of the closing date (the “Incentive Shares”), and (iii) additional Ordinary Shares in the event the Gross Profit targets for each of the ten years following the closing date are exceeded by at least US$1,000,000 (the “Additional Incentive Shares”).  For each US$1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued.  The Seller is not entitled to any Additional Incentive Shares on a pro rata basis for multiples of less or greater than US$1,000,000.

The Earnout Shares, Incentive Shares and Additional Incentive Shares shall be released and issued to the Seller as follows:

	Gross Profit Target
Year	For Earnout/Incentive Shares	Earnout/Incentive Shares	Additional Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

*- For each US$1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued.  The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than US$1,000,000.

For the year ended December 31, 2011, Incentive Shares of 500,000 were earned since King’s Gaming met it’s 2011 Gross Profit Target exceeding $6,150,000 and earned additional incentive shares of 20,000 by exceeding it’s Gross Profit Target by over $2,000,000.

Additionally, Mr. Mok has agreed to provide a personal guaranty, for so long as he is employed by the Company or King’s Gaming providing for the guaranty of all obligations of King’s Gaming and the Seller pursuant to the Purchase Agreement, including, but not limited to any bad debts the Seller network of agents may have incurred or may incur in the future.

As of December 31, 2010, the total estimated purchase price of $75,973,890 consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares has been allocated based on valuations performed to determine the fair values of the acquired assets as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement	792,304
Profit interest agreement	59,694,600
Goodwill	15,008,424

Total Estimated Purchase Price	$75,973,890

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $50,857,564 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the Gross Profit targets at December 31, 2010. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the gross profit expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted gross profits are achieved over the earn-out period. Actual achievement of gross profit range for this assumed earn-out period could reduce the liability to zero. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate.  During the year ended December 31, 2011, the Company recognized gains of $6,248,361 due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements.  Fluctuations in the market value of the Company's ordinary shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

The following is a reconciliation of the change in fair value of the contingent consideration:

Contingent Consideration as of December 31, 2010	$50,857,564

Change in Fair Value of Contingent Consideration	(6,248,361)

Foreign Currency Translation Adjustment	(58,618)

Contingent Consideration as of December 31, 2011	$44,550,585

Management has considered the factors that make up the goodwill recognized in the transaction including the reputation of the VIP room and its location at the Venetian Resort and Casino on the Cotai strip in Macau. Additional factors include the synergies between the operations of King's Gaming and the operations of Sang Heng and Sang Lung, including the expanded network of agents and the ability to offer higher tier patrons the opportunity to play at either a high end luxury Cotai strip location or a high end luxury downtown Macau location. These factors do not qualify for separate recognition in the overall purchase price allocation.

The following is a summary of the current and long term portions of the estimated contingent consideration expected to be paid for the acquisition of King's Gaming:

Years Ended December 31,	Total Contingent Consideration

2012*	$12,057,600
2013	12,144,039
2014	12,263,442
2015	993,960
2016	1,115,690
Thereafter	5,975,854
$44,550,585

*-contingent consideration totaling $12,057,600 earned in 2011, but not payable until the completion of the 2011 annual audit.

The operations of King’s Gaming acquired assets have been included in the results of operations of the Company from November 1, 2010 the date for such inclusion per the acquisition agreement dated November 10, 2010. The acquisition has been accounted for using the acquisition method of accounting and accordingly, the aggregate consideration has been allocated based on estimated fair values as of the acquisition date.

Management determined that the acquisition of the operations of King’s from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau would allow the Company to rapidly expand its operations to the Cotai area of Macau and appeal to a wider number of gaming patrons. Prior to the acquisition, the Company's operations were only located in downtown Macau. Additionally, the acquisition of King's brought an additional network of agents and collaborators that may increase revenues at the Company's other VIP rooms.

The following is a summary of revenues, expenses and net income of King’s since the effective acquisition date (November 1, 2010) included in the consolidated results of operations for the Company during the year ended December 31, 2010:

Revenues	$4,641,331
Expenses	3,240,158
Net Income Attributable To King’s	$1,401,173

Transaction costs for the acquisition of King's Gaming charged to operations in 2010 were $241,730.

The following unaudited, pro forma consolidated and combined statements of operations have been prepared assuming that the acquisition of King’s occurred on January 1 of each year presented.

	Pro Forma Consolidated For the Year Ended December 31, 2010	Pro Forma Combined For the Year Ended December 31, 2009
Revenue	$145,392,594	$73,291,510
Expenses	106,176,729	59,517,603
Pro Forma Net Income Attributable To Ordinary Shareholders	$39,215,865	$13,773,907
Pro Forma Net Income Per Share
Basic	$2.53	$1.16
Diluted	$2.08	$1.16
Weighted average shares outstanding
Basic	15,488,367	11,850,000
Diluted	18,882,214	11,850,000

Shareholders' Equity	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]

Note 11 — Shareholders’ Equity

Ordinary Shares

AERL is authorized to issue 200,000,000 Ordinary Shares, par value $.0001.  As of December 31, 2011, 2010, and 2009, 38,804,064, 22,544,064, and 10,350,000 Ordinary Shares are outstanding, respectively.  The Company issued 12,050,000 and 4,210,000 ordinary shares related to achieving earnings targets in 2010 following the filing of Form 20-F during the second quarter of 2011.  Ordinary shares totaling 31,604 and 18,796 issuable for 2011 and 2010 director and key management compensation have not yet been issued.  The holders of the Ordinary Shares have no conversion, preemptive or other subscription rights and there are no sinking fund or redemption provisions applicable to the Ordinary Shares.

Private Placement

On May 18, 2010, pursuant to certain Share Purchase Agreements dated as of April 15, 2010 (each a “Share Purchase Agreement” and together the “Share Purchase Agreements”) by and between AERL and 200 individual investors, the Company consummated the sale of 60,000 Ordinary Shares of the Company (the “Shares”) for a purchase price of $9.50 per share or an aggregate purchase price of $570,000. The sale of the Shares was exempt from the registration requirements of the Securities Act of 1933, as amended (the “Act”) pursuant to Regulation S under the Act due to the fact that the offering of the Shares was not made in the United States and that none of the investors were U.S. Persons (as defined in the Act).

Directors Compensation

All of the Company directors presently receive annual compensation of $30,000 in cash and $20,000 payable in Ordinary Shares, valued at the average of the closing prices of the Ordinary Shares over the three-month period preceding the end of each fiscal year. The Ordinary Shares will be issued the following year.  The chairman of the audit committee will receive additional annual cash compensation of $10,000 and the other members of the audit committee will each receive additional annual cash compensation of $5,000. The chairman of the compensation and nominating committees each receive additional annual cash compensation of $5,000 and the other members of these committees each receive additional annual cash compensation of $3,000. Each director will also receive cash compensation of $1,000 for each board or committee meeting that he or she attends (whether in person or telephonically) that is at least an hour in duration and $500 for each board or committee meeting he or she attends that is less than an hour in duration.  Total director fees charged to operations during the years ended December 31, 2011, 2010 and 2009 were $508,000, $477,000 and $0, respectively.

Warrants

As of December 31, 2011 and 2010, there are no warrants outstanding from AERL's initial public offering ("IPO"), with the exception of the warrants issuable upon the exercise of the underwriter unit purchase option described below. The AERL IPO originally sold a unit which consisted of one Ordinary Share and a warrant which entitled the holder to purchase two Ordinary Shares at $5.00 per share. Prior to the redemption described below, each warrant entitled the registered holder to purchase one Ordinary Share at a price of $5.00 per share, subject to adjustment. The warrants became exercisable upon the completion of AERL's acquisition of AGRL.  However, no warrant (other than the warrants sold to certain of AERL’s founders simultaneously with AERL’s IPO, or the “Founders’ Warrants”) was exercisable and AERL was not be obligated to issue Ordinary Shares unless, at the time a holder exercised such warrant, a prospectus relating to the Ordinary Shares issuable upon exercise of the warrant is current and the Ordinary Shares have been registered or qualified or deemed to be exempt under the securities laws of the state of residence of the holder of the warrants. A prospectus relating to the Ordinary Shares issuable upon exercise of the warrants was declared effective on May 28, 2010. The Founders’ Warrants were exercisable for unregistered Ordinary Shares even if a prospectus relating to the Ordinary Shares issuable upon such exercise is not current.

In connection with its IPO, AERL also issued a Unit Purchase Option, for $100, to EarlyBird Capital (the underwriter) (and its designees) to purchase 480,000 units at an exercise price of $6.60 per unit. The units issuable upon exercise of this option are identical to the units sold in AERL's IPO. The Unit Purchase Option may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the Unit Purchase Option (the difference between the exercise prices of the Unit Purchase Option and the underlying Warrants and the market price of the Units and underlying Ordinary Shares) to exercise the Unit Purchase Option without the payment of any cash. The Company has no obligation to net cash settle the exercise of the Unit Purchase Option or the Warrants underlying the Unit Purchase Option. The holder of the Unit Purchase Option will not be entitled to exercise the Unit Purchase Option or the Warrants underlying the Unit Purchase Option unless a registration statement covering the securities underlying the Unit Purchase Option is effective or an exemption from registration is available. If the holder is unable to exercise the Unit Purchase Option or underlying Warrants, the Unit Purchase Option or Warrants, as applicable, will expire worthless.  The Unit Purchase Option expires in 2013.

On June 28, 2010, AERL sent a notice (the “Notice”) to all record holders of the ordinary share purchase warrants of the Company that, pursuant to the Warrant Agreement between the Company and Continental Stock Transfer and Trust Company, the warrants would be redeemed for cash at the redemption price of $0.01 per warrant (the “Redemption Price”) on October 28, 2010 (the “Redemption Date”) if not exercised by that date.  Management did not exercise its option to require the holders of the warrants to exercise warrants on a “cashless basis.” Accordingly, after 5:00 p.m. New York time on the Redemption Date, the warrants not exercised are no longer exercisable for Ordinary Shares of the Company and the holders of 4,046,439 warrants received the Redemption Price totaling $40,464.

	Warrants Outstanding (A)	Warrants Exercisable	Weighted Average Exercise Price	Average Remaining Contractual Life
Outstanding December 31, 2009	16,088,000	—	$5.05	3.5 years
Granted	—		—
Redeemed	(4,046,439)		5.00
Exercised	(10,601,561)		5.00
Outstanding December 31, 2010	1,440,000	1,440,000	$5.64	2.5 years
Granted	—		—
Redeemed	—		—
Exercised	—		—
Outstanding December 31, 2011	1,440,000	1,440,000	$5.64	1.5 years

(A)	Includes shares and warrants issuable under the Underwriter Unit Purchase Option of 1,440,000.

During the year ended December 31, 2010, 7,095,790 warrants were exercised for the purchase of 7,095,790 Ordinary Shares for a purchase price of $5.00 per share or an aggregate purchase price of $35,478,950 which are used for working capital for the Company.  Additionally, 3,505,771 "founder warrants" were exercised on a cashless basis for 1,343,050 Ordinary Shares.

Share Repurchase Program

During June 2011, the Board of Directors authorized the establishment of a share repurchase program for the Company to purchase up to two million of its ordinary shares on the open market at prices to be determined by the Company’s management. In order to comply with the Company's insider trading policy, the program began after the release of the Company’s financial results for the six-month period ended June 30, 2011 and will expire on June 30, 2012. Purchases pursuant to the program may be made from time to time in accordance with SEC rules and regulations through open market transactions, subject to market conditions, the Company’s share price and other factors. The repurchase program may be modified, suspended or discontinued at any time.  As of the date of this report, no shares have been repurchased.

Dividend

During June 2011,  the Board of Directors has authorized a regular semi-annual cash dividend of $0.10 per outstanding ordinary share each year after the release of the Company’s financial results for the six months ending June 30, and, for each year after the release of the Company’s annual financial results, an amount per outstanding ordinary share equal to (i) 15% of the Company’s non-GAAP net income (defined as operating income before amortization of intangible assets and change in fair value of contingent consideration) for the most recently completed fiscal year less the amount paid pursuant to the immediately previous six-month dividend, divided by (ii) the number of ordinary shares outstanding on the record date for such dividend.

The record date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 15 days after the public release by the Company of the financial results for the applicable six-month period and fiscal year end. The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date. The first dividend was paid on September 2, 2011, totaling $3,880,406. The Company estimates that an additional dividend will be declared and paid in 2012 amounting to $7,529,000.

Preferred Stock

The Company is authorized to issue 1,150,000 preferred shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. There are no issued and outstanding preferred shares at December 31, 2011 and 2010.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

Note 12 — Commitments and Contingencies

Management Agreements

Day-to-day management and operation of the VIP gaming rooms is contracted by the Promoter Companies to Pak Si Management and Consultancy Limited of Macau (“Pak Si”) a related party management company that is responsible for hiring and managing all staff needed for operations.  This includes local managers and executives to provide supervision, finance and cage personnel, public relations, drivers and other service staff (waiters, cleaners, etc.).  The principal of Pak Si is the sister-in-law of Mr. Vong, a director of the Company and its chief operating officer.

Sang Heng and Iao Pou, have initially entered into one year agreements to provide such services with Pak Si, pursuant to which each of them paid Pak Si $155,000 per month, and King's Gaming paid approximately $77,500 per month for the VIP room at the Venetian-Resort-Hotel, from which Pak Si is responsible to pay all salaries, benefits and other expenses of operation.

Beginning in March 2011, the monthly payments were revised for Sang Heng, Iao Pou and King's, to $180,000, $103,000 and $103,000, respectively.  Beginning on May 15, 2011, Sang Heng entered into an additional management agreement with Pak Si for the management of the Iao Kun VIP gaming room located in the Galaxy Resort Macau for $180,000 per month, which was then transferred to Sang Lung.

Total expenses for Pak Si's services were $5,305,258, $3,732,650, and $2,200,890 during the years ended December 31, 2011, 2010, and 2009, respectively.  Amounts due to Pak Si as of December 31, 2011 and 2010 were $462,665 and $385,977, respectively and have been recorded in accrued expenses.

Employment Agreements

AGRL has entered into employment agreements with five executive officers: Mr. Lam (Chairman of the Board), Leong Siak Hung (Chief Executive Officer), Li Chun Ming (Chief Financial Officer), Mr. Vong (Director), and Lam Chou In (Operating Officer) that became effective upon the closing of the acquisition of AGRL.  In addition, upon the closing of the acquisition of King’s Gaming, AERL has entered into two additional employments contracts with Mr. Mok and Mr. Wong. In February 2012 the Board amended the employment contracts effective January 1, 2012 for certain officers of the Company to increase the annual salary.

Annual minimum compensation for the terms of the employment agreements, as amended, is as follows:

2012	$951,548
2013	534,507
2014	496,594
2015	164,762
Total	$2,147,411

Each executive is entitled to paid vacation in accordance with AGRL’s policies and other customary benefits. The employment agreements provide that the executive, during the period of five years following the termination of his employment (three years in the case of Messrs. Leong and Li), shall not compete with AGRL or solicit any of its employees. The agreements contain provisions prohibiting the executives, during their respective terms of employment, from selling, hypothecating or otherwise transferring more than 20% of any Ordinary Shares that may be transferred to them by Spring Fortune from shares it received or receives as a result of the acquisition. If an executive’s employment is terminated for any reason prior to the expiration of the employment term, or if the executive breaches the confidentiality and non-competition and non-solicitation provisions of his employment agreement, the executive is obligated to transfer and assign to the Company all securities then held by him and all rights to receive securities in the future, which securities will be canceled.

Total compensation charged to operations during the years ended December 31, 2011, 2010, and 2009 related to these employment contracts were $775,200, $690,200, and $0, respectively.

Office Lease

The Company has office leases in Hong Kong and Macau for executive offices which expire in September and April , 2013 respectively.  Minimum future lease payments are $63,446 and $35,215, during the years ended December 31, 2012 and 2013 respectively. Rent expense was $38,976 and $0 for the years ended December 31, 2011 and 2010 respectively.

Certain Risks and Uncertainties

The Group’s operations are dependent on the annual renewal of the gaming licenses by the Macau SAR to the Promoter Companies.  The tenure of the Promoter Companies acting as gaming promoters for the Casinos is subject to the Gaming Representative / Gaming Promoter Arrangements.

The Group may not be able to collect all of their markers receivables from the junket agents. Management expects that the Group will be able to enforce these obligations only in a limited number of jurisdictions, including Macau. To the extent that junket agents of the Group, through the Promoter Companies, are from other jurisdictions, the Group may not have access to a forum in which they will be able to collect all of their markers receivables because, among other reasons, courts of many jurisdictions do not enforce gaming debts and the Group may encounter forums that will refuse to enforce such debts. The Group’s inability to collect gaming debts could have a significant negative impact on their operating results.

The Group receives a significant amount of their revenue from patrons within the Asia-Pacific Region. If economic conditions in these areas were to decline materially or additional casino licenses to new Casino Operators were awarded in these locations, the Group’s consolidated results of operations could be materially affected.

Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

Note 13 — Segment and Geographic Information

The Group’s principal operating and developmental activities occur in two geographic areas: Macau and Jeju. Management reviews the results of operations for each of its key geographic areas: Macau and Jeju. During the year ended December 31, 2011 and 2010, there was no operation in Jeju. The Group’s geographic information is as follows as of and the years ended December 31,

	2011	2010	2009
Net Revenues (Macau)	$250,575,452	$127,036,361	$59,548,437
Net Income (Loss) Attributable to Ordinary Shareholders (Macau)	$77,253,510	$32,966,865	$(18,505)
Total Assets (Macau)	$328,407,314	$220,058,197	$6,242,268
Net Revenues (Jeju)	$—	$—	$931,500
Net Income (Loss) Attributable to Ordinary Shareholders (Jeju)	$—	$—	$—
Total Assets (Jeju)	$—	$—	$7,902

There were no operations in Jeju in fiscal 2011 and 2010 because, due to the strong year-over-year gaming revenue growth in Macau beginning in the second half of fiscal 2009, the Company decided to increase its efforts in Macau.

When allocating its investment resources, the Group fundamentally looks at the costs and benefits of an opportunity. The Company expects that it will resume operations in Jeju when the benefits of geographical diversification and other economic benefits of resuming operations in Jeju outweigh the marginal return of expanding operations in Macau alone.